Net Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET EARNINGS PER SHARE
NOTE 17:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2021	2020	2019
Net income attributable to Magic shareholders	$29,322	$25,186	$20,266
Accretion of redeemable non-controlling interests	$(4,026)	$(1,317)	$(7,471)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$25,296	$23,869	$12,795

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	49,055,082	49,028,975	48,896,163
Effect of dilutive securities	44,972	18,682	97,920

Denominator for diluted net earnings per share	49,100,054	49,047,657	48,994,083

Basic and Diluted earnings per share	$0.52	$0.49	$0.26